Related party - Schedule of Allocated Corporate Expenses (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total cost of revenues	$ 2,589	$ 2,404	$ 6,702	$ 6,562	$ 8,634	$ 8,908	$ 8,254
Selling, general and administrative expenses	$ 312	241	850	682	944	898	752
Related Party
Related Party Transaction [Line Items]
Total cost of revenues		6	16	21	28	27	21
Selling, general and administrative expenses		29	44	73	108	120	97
Total		$ 35	$ 60	$ 94	$ 136	$ 147	$ 118